Note 22 - Other Liabilities - Post-employment Benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Post-employment benefits		$ 136,811	$ 144,993
Values at the beginning of the year		99,000
At the end of the year		82,400	99,000
Unfunded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits		115,774	125,573
Values at the beginning of the year		125,573	97,318
Current service cost		4,796	7,978
Interest cost		6,496	5,526
Curtailments and settlements		(1,237)
Remeasurements	[1]	(2,230)	7,010
Translation differences		(415)	(1,567)
Increase due to business combinations		1,566	15,660
Benefits paid from the plan		(22,955)	(9,328)
Other		4,180	2,976
At the end of the year		115,774	125,573
Funded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits		21,037	19,420
Values at the beginning of the year		160,412	146,885
Current service cost		850	721
Interest cost		5,009	5,754
Remeasurements	[2]	18,025	12,769
Translation differences		2,148	4,542
Benefits paid from the plan		(9,266)	(10,259)
Other		(869)
At the end of the year		176,309	160,412
Present value of funded obligations		176,309	160,412
Fair value of plan assets		(157,335)	(145,160)
Liability	[3]	$ 18,974	$ 15,252

[1]	For 2020 a loss of $1.6 million is attributable to demographic assumptions and a gain of $3.8 million to financial assumptions. For 2019 a loss of $1.3 million is attributable to demographic assumptions and a loss of $5.7 million to financial assumptions.
[2]	For 2020 a loss of $3.7 million is attributable to demographic assumptions and a loss of $14.3 million to financial assumptions.For 2019 a loss of $0.4 million is attributable to demographic assumptions and a loss of $12.4 million to financial assumptions.
[3]	In 2020 and 2019, $2.1 million and $4.2 million corresponding to a plan with a surplus balance were reclassified within other non-current assets, respectively.